SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

3.    SEGMENT REPORTING

Grupo Supervielle determines operating segments based on performance reports which are updated upon changes and reviewed by the Board and key personnel of Senior Management.

Grupo Supervielle´s clients receive the following services:

●	Personal and Business Banking Segment:
-	Small companies, individuals and companies that record annual sales of up to 500,000
-	"Small and medium size companies", companies that record annual sales of over 500,000 up to 5,000,000
●	Corporate Baking Segment:
-	Megras that record annual sales over 5,000,000 up to 7,000,000
-	Big companies. Big companies that record annual sales of over 7,000,000

Grupo Supervielle analyses the bussiness taking into account the different type of services and products offered:

a-    Personal and Business Banking – Through this segment, Supervielle offers a wide range of financial products and services designed to meet the needs of individuals, entrepreneurs and small businesses and SMEs.

b-    Corporate Banking – Includes advisory services at a corporate and financial level, as well as the administration of assets and loans targeted to corporate clients.

c-    Bank Treasury – This segment is in charge of the assignment of liquidity of the Entity in accordance with the different commercial areas´ needs and its own needs, Treasury implements financial risk administration policies of the Bank, manages trading desk operations, distributes financial products, such as negotiable securities and develops business with the financial sector clients and whole sale non-financial sector clients.

d-    Consumer Finance –  As of December 31, 2022, the residual operations of IUDÚ and Tarjeta Automática are included in this segment. As of December 31, 2023 these  operations were part of a merger process with Banco Supervielle as described in Note 33 to these Consolidated Financial Statements.

e-    Insurance – Includes insurance products, with a focus on life insurance, to targeted customers segments.

f-    Asset Management and Other Services – Grupo Supervielle offers a variety of other services to its clients, including mutual fund products through Supervielle Asset Management S.A., retail brokerage services through InvertirOnline S.A.U., non-financial products through Espacio Cordial Servicios S.A. and until February 2023 it offered payment solutions to retailers through Bolsillo Digital S.A.U.

Operating results of the different operating segments of Grupo Supervielle are reviewed individually with the purpose of taking decisions over the allocation of resources and the performance analysis of each segment. The performance of such segments will be evaluated based on operating income and is measured consistently with operating income/(expenses) of the Consolidated Income Statement.

When a transaction is carried out between operating segments, they are made as an arm´s length transaction. Later, income, expenses and results from transfers between operating segments are  for consolidation purposes.

Grupo Supervielle does not present information by geographical segments because there are no operating segments in economic environments with risks and rewards that are significantly different.

The following chart includes information by segment measured in accordance with IAS 29, as of December 31, 2023, 2022 and 2021:

	Personal and					Asset
	Business	Corporate	Bank	Consumer		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2023
Cash and due from banks	110,764,865	3,027,754	110,072,448	—	4,253	3,774,939	1,454,013	229,098,272
Debt securities at fair value through profit or loss	468,851	844,260	29,465,234	—	5,333,658	6,137,589	4,166,230	46,415,822
Loans and other financing	259,366,382	196,646,291	25,996,149	—	16,219	609,543	(179,500)	482,455,084
Other debt securities	795,893	—	242,620,591	—	755,780	16	7,008,261	251,180,541
Other Assets	67,222,373	24,588,393	917,851,229	—	8,213,004	34,590,087	(3,606,804)	1,048,858,282
Total Assets	438,618,364	225,106,698	1,326,005,651	—	14,322,914	45,112,174	8,842,200	2,058,008,001

	Personal and					Asset
	Businesses	Corporate	Bank	Consumer		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2023
Deposits	580,111,750	215,174,968	753,861,511	—	—	—	(220,173)	1,548,928,056
Financing received from the Argentine Central Bank and others	46,543	—	2,645,426	—	—	152,309	(152,309)	2,691,969
Other liabilities	59,517,338	17,715,652	28,866,321	—	3,943,266	8,046,942	46,647,696	164,737,215
Total Liabilities	639,675,631	232,890,620	785,373,258	—	3,943,266	8,199,251	46,275,214	1,716,357,240

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2023
Interests income	254,580,954	161,646,276	731,623,996	—	185,695	3,464,527	6,195,807	1,157,697,255
Interest Expense	(292,693,459)	(99,562,805)	(432,510,602)	—	—	(481,169)	(246,052)	(825,494,087)
Distribution of results by the Treasury	203,751,598	9,161,791	(212,913,389)	—	—	—	—	—
Net interest income	165,639,093	71,245,262	86,200,005	—	185,695	2,983,358	5,949,755	332,203,168
Net income from financial instruments at fair value through profit or loss	1,352,209	(13,487)	116,387,674	—	11,047,489	5,800,702	3,506,459	138,081,046
Result from derecognition of assets measured at amortized cost	145,846	—	15,702,513	—	—	—	1,008,741	16,857,100
Exchange rate differences on gold and foreign currency	(5,818,881)	(7,469,756)	12,474,869	—	1,050	3,618,385	2,995,241	5,800,908
NIFFI And Exchange Rate Differences	(4,320,826)	(7,483,243)	144,565,056	—	11,048,539	9,419,087	7,510,441	160,739,054
Net Financial Income	161,318,267	63,762,019	230,765,061	—	11,234,234	12,402,445	13,460,196	492,942,222
Services Fee Income	60,345,902	7,459,745	570,174	—	—	26,447,148	(1,697,717)	93,125,252
Services Fee Expenses	(21,318,192)	(1,343,255)	(569,742)	—	—	(944,888)	—	(24,176,077)
Income from insurance activities	—	—	—	—	13,144,841	—	1,286,472	14,431,313
Net Service Fee Income	39,027,710	6,116,490	432	—	13,144,841	25,502,260	(411,245)	83,380,488
Subtotal	200,345,977	69,878,509	230,765,493	—	24,379,075	37,904,705	13,048,951	576,322,710
Result from exposure to changes in the purchasing power of money	26,191,260	(6,733,931)	(95,667,720)	—	(11,650,236)	(8,041,524)	(13,021,360)	(108,923,511)
Other operating income	11,608,309	5,803,159	4,374,320	—	44,079	3,077,190	(1,218,310)	23,688,747
Loan loss provisions	(26,289,775)	(5,176,215)	(2,087,803)	—	—	—	(86,278)	(33,640,071)
Net operating income	211,855,771	63,771,522	137,384,290	—	12,772,918	32,940,371	(1,276,997)	457,447,875
Personnel expenses	(117,449,867)	(20,814,845)	(10,139,447)	—	(3,751,633)	(8,080,361)	(159,299)	(160,395,452)
Administrative expenses	(69,151,750)	(4,772,122)	(3,847,512)	—	(3,141,695)	(5,203,857)	1,678,242	(84,438,694)
Depreciations and impairment of non-financial assets	(26,154,603)	(3,532,728)	(1,277,255)	—	(273,688)	(290,446)	(402,553)	(31,931,273)
Other operating expenses	(43,762,028)	(18,470,438)	(28,433,229)	—	(2,842)	(2,319,459)	(1,301,716)	(94,289,712)
Operating income	(44,662,477)	16,181,389	93,686,847	—	5,603,060	17,046,248	(1,462,323)	86,392,744
Income from associates and joint ventures	—	—	—	—	—	48,675	(48,675)	—
Result before taxes	(44,662,477)	16,181,389	93,686,847	—	5,603,060	17,094,923	(1,510,998)	86,392,744
Income tax	13,997,503	(5,877,263)	(33,443,115)	—	(2,001,090)	(6,519,364)	(891,606)	(34,734,935)
Net income / (loss)	(30,664,974)	10,304,126	60,243,732	—	3,601,970	10,575,559	(2,402,604)	51,657,809
Net income / (loss) for the year attributable to owners of the parent company	(30,664,974)	10,304,126	60,243,732	—	3,601,970	10,575,559	(2,444,576)	51,615,837
Net income / (loss) for the year attributable to non-controlling interest	—	—	—	—	—	—	41,972	41,972
Other comprehensive income/(loss)	(180,325)	(90,134)	3,991,429	—	(650,143)	442,857	(205,586)	3,308,098
Other comprehensive income/(loss) attributable to owners of the parent company	(180,325)	(90,134)	3,991,429	—	(650,143)	442,857	(209,367)	3,304,317
Other comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	3,781	3,781
Comprehensive income/(loss) for the year	(30,845,299)	10,213,992	64,235,161	—	2,951,827	11,018,416	(2,608,190)	54,965,907
Comprehensive (loss) / income attributable to owners of the parent company	(30,845,299)	10,213,992	64,235,161	—	2,951,827	11,018,416	(2,653,943)	54,920,154
Comprehensive income/(loss) attributable to non-controlling interest	—	—	—	—	—	—	45,753	45,753

	Personal and					Asset
	Business	Corporate	Bank	Consumer		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2022
Cash and due from banks	58,275,322	2,380,207	88,588,717	684,493	6,309	1,176,795	(392,200)	150,719,643
Debt securities at fair value through profit or loss	227,144	5,038,501	47,241,094	2,455,216	—	88,613	14,657,027	69,707,595
Loans and other financing	449,229,800	256,549,503	20,453,668	182,211	13,431	570,783	1,475,353	728,474,749
Other debt securities	—	—	850,392,965	—	3,590,633	608,833	(14,616,864)	839,975,567
Other Assets	63,254,083	16,103,120	201,370,177	40,552,902	7,944,996	33,052,200	14,834,158	377,111,636
Total Assets	570,986,349	280,071,331	1,208,046,621	43,874,822	11,555,369	35,497,224	15,957,474	2,165,989,190

	Personal and					Asset
	Businesses	Corporate	Bank	Consumer		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2022
Deposits	763,209,849	198,010,241	732,444,284	12,681,248	—	217,493	(1,553,532)	1,705,009,583
Financing received from the Argentine Central Bank and others	110,257	274	17,109,321	923,168	—	1,515,363	(2,438,549)	17,219,834
Unsubordinated Debt Securities	40,091	13,615	1,694,565	—	—	—	—	1,748,271
Other liabilities	59,032,522	12,079,574	16,735,601	4,031,144	2,296,080	4,038,742	56,254,181	154,467,844
Total Liabilities	822,392,719	210,103,704	767,983,771	17,635,560	2,296,080	5,771,598	52,262,100	1,878,445,532

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2022
Interests income	214,375,398	111,858,986	436,230,689	35,329,337	14,508	145,471	(13,600,042)	784,354,347
Interest Expense	(157,864,290)	(33,085,907)	(313,718,114)	(25,112,121)	—	(71,138)	14,452,176	(515,399,394)
Distribution of results by the Treasury	51,369,892	(34,182,339)	(17,187,553)	—	—	—	—	—
Net interest income	107,881,000	44,590,740	105,325,022	10,217,216	14,508	74,333	852,134	268,954,953
Net income from financial instruments at fair value through profit or loss	1,336	—	45,944,093	3,303,521	4,455,319	4,022,452	(905,043)	56,821,678
Result from derecognition of assets measured at amortized cost	—	—	1,550,449	—	—	—	(18,831)	1,531,618
Exchange rate differences on gold and foreign currency	1,968,725	457,234	4,613,361	(103,615)	62	282,166	1,323,851	8,541,784
NIFFI And Exchange Rate Differences	1,970,061	457,234	52,107,903	3,199,906	4,455,381	4,304,618	399,977	66,895,080
Net Financial Income	109,851,061	45,047,974	157,432,925	13,417,122	4,469,889	4,378,951	1,252,111	335,850,033
Services Fee Income	62,377,536	6,893,759	543,986	9,186,376	—	17,677,488	(2,200,968)	94,478,177
Services Fee Expenses	(21,475,356)	(1,868,630)	(1,076,739)	(7,559,987)	—	(1,993,473)	581,461	(33,392,724)
Income from insurance activities	—	—	—	—	12,564,841	—	1,539,313	14,104,154
Net Service Fee Income	40,902,180	5,025,129	(532,753)	1,626,389	12,564,841	15,684,015	(80,194)	75,189,607
Subtotal	150,753,241	50,073,103	156,900,172	15,043,511	17,034,730	20,062,966	1,171,917	411,039,640
Result from exposure to changes in the purchasing power of money	37,872,214	(18,647,878)	(60,474,004)	3,871,837	(6,015,994)	(3,860,140)	(8,017,974)	(55,271,939)
Other operating income	12,487,079	10,998,295	841,224	5,356,171	74,999	1,055,432	1,857,874	32,671,074
Loan loss provisions	(30,523,909)	(1,542,944)	(1,300,479)	(10,690,115)	(37,332)	(4,403)	(30,445)	(44,129,627)
Net operating income	170,588,625	40,880,576	95,966,913	13,581,404	11,056,403	17,253,855	(5,018,628)	344,309,148
Personnel expenses	(115,308,075)	(17,071,099)	(8,864,191)	(11,966,054)	(3,600,181)	(10,867,202)	(148,706)	(167,825,508)
Administrative expenses	(64,711,586)	(5,507,484)	(4,258,356)	(9,642,784)	(2,527,135)	(3,867,141)	1,567,678	(88,946,808)
Depreciations and impairment of non-financial assets	(21,254,848)	(3,205,132)	(1,407,886)	(6,094,229)	(337,874)	(307,892)	1,160,058	(31,447,803)
Other operating expenses	(34,757,496)	(10,403,323)	(26,369,000)	(9,905,152)	(1,445)	(1,517,247)	28,642	(82,925,021)
Operating income	(65,443,380)	4,693,538	55,067,480	(24,026,815)	4,589,768	694,373	(2,410,956)	(26,835,992)
Income from associates and joint ventures	—	—	—	(159,659)	—	126,419	33,240	—
Result before taxes	(65,443,380)	4,693,538	55,067,480	(24,186,474)	4,589,768	820,792	(2,377,716)	(26,835,992)
Income tax	23,211,328	(307,512)	(19,563,369)	10,220,414	(1,912,267)	(980,509)	495,993	11,164,078
Net (loss) / income	(42,232,052)	4,386,026	35,504,111	(13,966,060)	2,677,501	(159,717)	(1,881,723)	(15,671,914)
Net (loss) / income for the year attributable to owners of the parent company	(42,232,052)	4,386,026	35,504,111	(13,966,060)	2,677,501	(159,717)	(1,864,720)	(15,654,911)
Net (loss) / income for the year attributable to non-controlling interest	—	—	—	—	—	—	(17,003)	(17,003)
Other comprehensive (loss)/income	(426,940)	(150,528)	(3,157,614)	—	50,398	190,121	(121,436)	(3,615,999)
Other comprehensive (loss) / income attributable to owners of the parent company	(426,940)	(150,528)	(3,157,614)	—	50,398	190,121	(117,610)	(3,612,173)
Other comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(3,826)	(3,826)
Comprehensive (loss)/income for the year	(42,658,992)	4,235,498	32,346,497	(13,966,060)	2,727,899	30,404	(2,003,159)	(19,287,913)
Comprehensive (loss) / income attributable to owners of the parent company	(42,658,992)	4,235,498	32,346,497	(13,966,060)	2,727,899	30,404	(1,982,330)	(19,267,084)
Comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(20,829)	(20,829)

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2021
Interests income	186,358,164	117,994,415	284,642,353	48,093,046	8,626	46,664	(9,724,588)	627,418,680
Interest Expense	(98,489,444)	(18,436,833)	(236,628,292)	(23,257,841)	—	—	9,821,874	(366,990,536)
Distribution of results by the Treasury	31,144,193	(55,658,692)	24,514,499	—	—	—	—	—
Net interest income	119,012,913	43,898,890	72,528,560	24,835,205	8,626	46,664	97,286	260,428,144
Net income from financial instruments at fair value through profit or loss	—	—	44,748,073	2,222,392	3,485,461	2,590,765	876,912	53,923,603
Result from derecognition of assets measured at amortized cost	—	—	1,685,257	—	—	—	(143,356)	1,541,901
Exchange rate differences on gold and foreign currency	1,920,588	525,145	2,436,715	87,060	3,955	493,961	552,378	6,019,802
NIFFI And Exchange Rate Differences	1,920,588	525,145	48,870,045	2,309,452	3,489,416	3,084,726	1,285,934	61,485,306
Net Financial Income	120,933,501	44,424,035	121,398,605	27,144,657	3,498,042	3,131,390	1,383,220	321,913,450
Services Fee Income	63,869,023	6,299,126	374,013	16,364,490	—	16,272,949	(2,087,967)	101,091,634
Services Fee Expenses	(20,897,502)	(2,064,100)	(1,032,045)	(6,956,535)	—	(840,396)	972,335	(30,818,243)
Income from insurance activities	—	—	—	—	11,985,937	—	1,791,460	13,777,397
Net Service Fee Income	42,971,521	4,235,026	(658,032)	9,407,955	11,985,937	15,432,553	675,828	84,050,788
Subtotal	163,905,022	48,659,061	120,740,573	36,552,612	15,483,979	18,563,943	2,059,048	405,964,238
Result from exposure to changes in the purchasing power of money	18,058,162	(11,257,365)	(39,021,857)	(4,242,403)	(4,341,278)	(2,744,682)	(3,812,478)	(47,361,901)
Other operating income	7,919,897	8,249,419	12,567,064	4,704,706	91,093	492,298	(1,408,313)	32,616,164
Loan loss provisions	(25,163,793)	(5,009,029)	(191,824)	(23,804,331)	—	—	—	(54,168,977)
Net operating income	164,719,288	40,642,086	94,093,956	13,210,584	11,233,794	16,311,559	(3,161,743)	337,049,524
Personnel expenses	(110,560,426)	(11,636,310)	(6,686,701)	(15,896,158)	(3,434,253)	(6,802,463)	(220,870)	(155,237,181)
Administrative expenses	(67,180,251)	(4,863,041)	(4,737,588)	(10,671,255)	(2,984,659)	(3,892,527)	1,182,247	(93,147,074)
Depreciations and impairment of non-financial assets	(20,074,545)	(1,906,341)	(1,278,848)	(1,240,791)	(289,204)	(271,326)	(568,694)	(25,629,749)
Other operating expenses	(31,693,687)	(13,057,587)	(19,018,428)	(6,507,517)	(99,015)	(1,251,049)	(243,063)	(71,870,346)
Operating income	(64,789,621)	9,178,807	62,372,391	(21,105,137)	4,426,663	4,094,194	(3,012,123)	(8,834,826)
Income from associates and joint ventures	—	—	—	32,835	—	—	(32,835)	—
Result before taxes	(64,789,621)	9,178,807	62,372,391	(21,072,302)	4,426,663	4,094,194	(3,044,958)	(8,834,826)
Income tax	22,571,803	(3,080,448)	(20,205,511)	2,046,011	(1,151,570)	(1,495,719)	(382,488)	(1,697,922)
Net (loss) / income	(42,217,818)	6,098,359	42,166,880	(19,026,291)	3,275,093	2,598,475	(3,427,446)	(10,532,748)
Net (loss) / income for the year attributable to owners of the parent company	(42,217,818)	6,098,359	42,166,880	(19,026,291)	3,275,093	2,598,475	(3,416,424)	(10,521,726)
Net (loss) / income for the year attributable to non-controlling interest	—	—	—	—	—	—	(11,022)	(11,022)
Other comprehensive (loss)/income	(140,896)	(87,291)	(175,737)	—	(7,097)	2,457	82,649	(325,915)
Other comprehensive (loss) / income attributable to owners of the parent company	(140,896)	(87,291)	(175,737)	—	(7,097)	2,457	83,065	(325,499)
Other comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(416)	(416)
Comprehensive (loss)/income for the year	(42,358,714)	6,011,068	41,991,143	(19,026,291)	3,267,996	2,600,932	(3,344,797)	(10,858,663)
Comprehensive (loss) / income attributable to owners of the parent company	(42,358,714)	6,011,068	41,991,143	(19,026,291)	3,267,996	2,600,932	(3,333,359)	(10,847,225)
Comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(11,438)	(11,438)